Subsequent Events	3 Months Ended
Jul. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) the Company has performed an evaluation of subsequent events through September 15, 2014 and has determined that it does not have any material subsequent events to disclose in these financial statements.